Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and Going Concern
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying unaudited condensed consolidated financial statements.

On November 17, 2022, the Company entered into a standby equity purchase agreement (the “Original Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“Yorkville”). On February 8, 2023, the Company entered into an amended and restated standby equity purchase agreement with Yorkville (the “A&R Yorkville Purchase Agreement”), amending, restating and superseding the Original Purchase Agreement. On, and effective as of, March 25, 2024, the Company and Yorkville mutually agreed to terminate the A&R Yorkville Purchase Agreement.
On January 8, 2023, the Company entered into a standby equity purchase agreement (the “B. Riley Purchase Agreement” and together with A&R Yorkville Purchase Agreement, the “Standby Equity Purchase Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to each of the Standby Equity Purchase Agreements, the Company had the right, but not the obligation, to sell to each of Yorkville and B. Riley up to $500.0 million of shares of Common Stock at its request any time during the 36 months following the date on which the registration statement related to each such purchase agreement was initially declared effective by the SEC, subject to certain conditions, which are discussed further in Note 9. As consideration for Yorkville’s and B. Riley’s respective commitment to purchase shares of Common Stock at the Company’s direction, the Company issued 7,142 commitment shares to each of Yorkville (the “Yorkville Commitment Shares”) and B. Riley (the “B. Riley Commitment Shares”). On, and effective as of, February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement.
On March 21, 2023, the Company entered into a securities purchase agreement with Yorkville (the “Yorkville SPA”), pursuant to which the Company issued and sold to Yorkville convertible debentures in an aggregate principal amount of $25.0 million (the “Convertible Debentures”) for net cash proceeds of $24.0 million, as discussed further in Note 7. The Company fully repaid the Convertible Debentures in March 2024.
On June 27, 2023, Scilex Pharma entered into a Credit and Security Agreement (the “eCapital Credit Agreement”) with eCapital Healthcare Corp. (the “Lender”), pursuant to which the Lender made available loans (the “Revolving Facility”) in an aggregate principal amount of up to $30.0 million (the “Facility Cap”). The proceeds of the Revolving Facility were used for (i) transaction fees incurred in connection with the eCapital Credit Agreement, (ii) working capital needs of Scilex Pharma and (iii) other uses not prohibited under the eCapital Credit Agreement. See Note 7 for additional discussion of the terms of the eCapital Credit Agreement. On October 8, 2024, Scilex Pharma paid off the outstanding amount of all obligations and indebtedness of Scilex Pharma owing to the Lender under the eCapital Credit Agreement. Accordingly, the eCapital Credit Agreement, the related Loan Documents (as defined in the eCapital Credit Agreement) and the Subordination Agreement (each as defined in the eCapital Credit Agreement) were terminated, canceled and are of no further force and effect.
On December 22, 2023, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and H.C. Wainwright & Co., LLC (the “Sales Agents”), which agreement was voluntarily terminated by the Company effective as of March 5, 2025. Pursuant to the ATM Sales Agreement, the Company was able to offer and sell (the “ATM Offering”) shares of Common Stock up to $170.0 million (the “ATM Shares”), through or to the Sales Agents as part of the ATM Offering. The Company had no obligation to sell any shares of Common Stock under the ATM Sales Agreement and could suspend offers thereunder at any time. During the three months ended March 31, 2025, no sales of Common Stock had been made under the ATM Sales Agreement. During the three months ended March 31, 2024, the Company sold 2,637 shares of Common Stock pursuant to the ATM Sales Agreement for net proceeds of approximately $0.1 million.
On June 11, 2024, the Company entered into that certain Commitment Side Letter (the “Commitment Letter”) with FSF 33433 LLC (“FSF Lender”), pursuant to which FSF Lender committed to provide the Company a loan (the “FSF Loan”) in the aggregate amount of $100.0 million (the “Commitment Amount”). The Commitment Amount shall be payable as follows: (i) $85.0 million no later than the date that is 70 days following the date on which the Company receives the FSF Deposit (as defined below) (the “Outside Date” and the funding of the initial $85.0 million, the “Initial Closing”) and (ii) the remaining $15.0 million within 60 days following the

Initial Closing (the funding of the second $15.0 million, the “Second Closing”). Pursuant to the Commitment Letter, FSF Lender was required to provide the Company a non-refundable
deposit in immediately available funds in the aggregate principal amount of $10.0 million (the “FSF Deposit” and the date on which such funds are fully received, the “Deposit Date”), which amount was creditable towards the $85.0 million required to be funded by FSF Lender at the Initial Closing. The Company received the FSF Deposit on June 18, 2024 and issued to FSF Lender a warrant to purchase up to an aggregate of 3,250,000 shares of the Common Stock (subject to adjustment for any stock dividend, stock split or similar transaction, provided that there shall not be any adjustment to the exercise price of the warrant in the event the Company combines (by combination, reverse stock split or otherwise) its Common Stock into a smaller number of shares) (the “Deposit Warrant”), with an exercise price of $1.20 per share. The Deposit Warrant is immediately exercisable and will expire five years from the date of issuance.
On September 17, 2024, the Company entered into a Satisfaction Agreement (the “Satisfaction Agreement”) with FSF Lender and Endeavor Distribution LLC, a Delaware limited liability company and affiliate of FSF Lender (“Endeavor”), pursuant to which the remaining obligations in respect of the FSF Deposit shall be fully satisfied by the Company’s delivery of 28,000 cartons of ZTlido to Endeavor (the “Additional Product”), which delivery shall occur no later than December 31, 2024. Upon satisfaction of such remaining obligations, the Commitment Letter shall be terminated and of no further force or effect and neither FSF Lender nor the Company shall have any further liability or obligations thereunder. In consideration of Endeavor assuming the payment obligation of the Company in respect of the FSF Deposit, Endeavor would not be responsible for making any payment to the Company for (i) the product already delivered as of the date of such agreement in an amount of approximately $13.2 million and (ii) the Additional Product. Pursuant to the terms of the Satisfaction Agreement, if the Company was to fail to fully deliver the Additional Product by December 31, 2024, the Company shall be liable to Endeavor for liquidated damages in the amount of $20,000,000. In November 2024, the Company delivered the Additional Product to Endeavor and fully satisfied the remaining obligations in respect of the FSF Deposit.
On October 8, 2024, the Company entered into a securities purchase agreement (the “Tranche B Securities Purchase Agreement”) with certain institutional investors (collectively, the “Tranche B Investors”) and Oramed Pharmaceuticals Inc. (“Oramed”, and together with the Tranche B Investors, the “Tranche B Noteholders”), to issue and sell, in a registered offering by the Company directly to the Tranche B Noteholders, a new tranche B of senior secured convertible notes of the Company in the aggregate principal amount of $50.0 million (the “Tranche B Notes”), which notes will mature on the two-year
anniversary of the issuance date and will be convertible into shares of Common Stock at a current conversion price equal to $36.40 per share. In exchange for the issuance of the Tranche B Notes to the Tranche B Investors, the Company has received an aggregate amount of $22,500,000 in cash, excluding fees and expenses payable by the Company. In consideration for the Tranche B Notes issued to Oramed, the Company has received from Oramed an exchange and reduction of the principal balance under the Oramed Note (as defined below) of $22,500,000.
As of March 31, 2025, the Company’s negative working capital was $247.0 million, including cash and cash equivalents of approximately $5.8 million. During the three months ended March 31, 2025, the Company had operating losses of $27.9 million and cash flows received from operating activities of $6.0 million. The Company had an accumulated deficit of $589.1 million as of March 31, 2025.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures and to service its debt obligations (whether under the Oramed Note, the FSF Deposit or otherwise) for at least twelve months from the issuance of these unaudited condensed consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company’s plans are also dependent upon the success of future sales of ZTlido, ELYXYB and GLOPERBA, among which GLOPERBA and ELYXYB are still in the early stages of commercialization.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the unaudited condensed consolidated financial statements are issued.

2. Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying consolidated financial statements.
On November 17, 2022, the Company entered into a standby equity purchase agreement (the “Original Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“Yorkville”). On February 8, 2023, the Company entered into an amended and restated standby equity purchase agreement with Yorkville (the “A&R Yorkville Purchase Agreement”), amending, restating and superseding the Original Purchase Agreement. On, and effective as of, March 25, 2024, the Company and Yorkville mutually agreed to terminate the A&R Yorkville Purchase Agreement.
On January 8, 2023, the Company entered into a standby equity purchase agreement (the “B. Riley Purchase Agreement” and together with A&R Yorkville Purchase Agreement, the “Standby Equity Purchase Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to each of the Standby Equity Purchase Agreements, the Company had the right, but not the obligation, to sell to each of Yorkville and B. Riley up to $500.0 million of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at its request any time during the 36 months following the date on which the registration statement related to each such purchase agreement was initially declared effective by the SEC, subject to certain conditions, which are discussed further in Note 9. As consideration for Yorkville’s and B. Riley’s respective commitment to purchase shares of Common Stock at the Company’s direction, the Company issued 7,142 commitment shares to each of Yorkville (the “Yorkville Commitment Shares”) and B. Riley (the “B. Riley Commitment Shares”). On, and effective as of, February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement.
On March 21, 2023, the Company entered into a securities purchase agreement with Yorkville (the “Yorkville SPA”), pursuant to which the Company issued and sold to Yorkville convertible debentures in an aggregate principal amount of up to $25.0 million (the “Convertible Debentures”) for net cash proceeds of $24.0 million, as discussed further in Note 7. The Company fully repaid the Convertible Debentures in March 2024.
On June 27, 2023, Scilex Pharma entered into a Credit and Security Agreement (the “eCapital Credit Agreement”) with eCapital Healthcare Corp. (the “Lender”), pursuant to which the Lender made available loans (the “Revolving Facility”) in an aggregate principal amount of up to $30.0 million (the “Facility Cap”). The proceeds of the Revolving Facility were used for (i) transaction fees incurred in connection with the eCapital Credit Agreement, (ii) working capital needs of Scilex Pharma and (iii) other uses not prohibited under the eCapital Credit Agreement. See Note 7 for additional discussion of the terms of the eCapital Credit Agreement.

On October 8, 2024, Scilex Pharma paid off the outstanding amount of all obligations and indebtedness of Scilex Pharma owing to the Lender under the eCapital Credit Agreement. Accordingly, the eCapital Credit Agreement, the related Loan Documents and the Subordination Agreement (each as defined in the eCapital Credit Agreement) were terminated, canceled and are of no further force and effect.
On December 22, 2023, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and H.C. Wainwright & Co., LLC (the “Sales Agents”), which agreement was voluntarily terminated by us effective as of March 5, 2025. Pursuant to the ATM Sales Agreement, the Company was able to offer and sell (the “
ATM Offering
”) shares of Common Stock up to $
170.0
 million (the “ATM Shares”), through or to the Sales Agents as part of the
ATM Offering
. The Company had no obligation to sell any shares of Common Stock under the ATM Sales Agreement and could suspend offers thereunder at any time. As of December 31, 2024, the Company sold
78,975
shares of Common Stock pursuant to the ATM Sales Agreement for net proceeds of approximately $
2.7
 million. As of December 31, 2023,
no
sales of Common Stock had been made under the ATM Sales Agreement.
On June 11, 2024, the Company entered into that certain Commitment Side Letter (the “Commitment Letter”) with FSF 33433 LLC (“FSF Lender”), pursuant to which FSF Lender committed to provide the Company a loan (the “FSF Loan”) in the aggregate amount of $100.0 million (the “Commitment Amount”). The Commitment Amount shall be payable as follows: (i) $85.0 million no later than the date that is 70 days following the date on which the Company receives the FSF Deposit (as defined below) (the “Outside Date” and the funding of the initial $85.0 million, the “Initial Closing”) and (ii) the remaining $15.0 million within 60 days following the Initial Closing (the funding of the second $15.0 million, the “Second Closing”). Pursuant to the Commitment Letter, FSF Lender was required to provide the Company a non-refundable
deposit in immediately available funds in the aggregate principal amount of $10.0 million (the “FSF Deposit” and the date on which such funds are fully received, the “Deposit Date”), which amount will be creditable towards the $85.0 million required to be funded by FSF Lender at the Initial Closing. The Company received the FSF Deposit on June 18, 2024 and issued to FSF Lender a warrant to purchase up to an aggregate of 3,250,000 shares of the Common Stock (subject to adjustment for any stock dividend, stock split, reverse stock split or similar transaction) (the “Deposit Warrant”), with an exercise price of $1.20 per share. The Deposit Warrant is immediately exercisable and will expire five years from the date of issuance.
On September 17, 2024, the Company entered into a Satisfaction Agreement (the “Satisfaction Agreement”) with FSF Lender and Endeavor Distribution LLC, a Delaware limited liability company and affiliate of FSF Lender (“Endeavor”), pursuant to which the remaining obligations in respect of the FSF Deposit shall be fully satisfied by the Company’s delivery of 28,000 cartons of ZTlido to Endeavor (the “Additional Product”), which delivery shall occur no later than December 31, 2024. Upon satisfaction of such remaining obligations, the Commitment Letter shall be terminated and of no further force or effect and neither FSF Lender nor the Company shall have any further liability or obligations thereunder. In consideration of Endeavor assuming the payment obligation of the Company in respect of the FSF Deposit, Endeavor will not be responsible for making any payment to the Company for (i) the product already delivered as of the date of such agreement in an amount of approximately $13.2 million and (ii) the Additional Product. Pursuant to the terms of the Satisfaction Agreement, if the Company fails to fully deliver the Additional Product by December 31, 2024, the Company shall be liable to Endeavor for liquidated damages in the amount of $20,000,000. In November 2024, the Company delivered the Additional Product to Endeavor and fully satisfied the remaining obligations in respect of the FSF Deposit.
On October 8, 2024, the Company entered into a securities purchase agreement (the “Tranche B Securities Purchase Agreement”) with certain institutional investors (collectively, the “Tranche B Investors”) and Oramed Pharmaceuticals Inc. (“Oramed”) (together with the Tranche B Investors, the “Tranche B Noteholders”), to issue and sell, in a registered offering by the Company directly to the Tranche B Noteholders, a new tranche B of senior secured convertible notes of the Company in the aggregate principal amount of $50.0 million (the “Tranche B Notes”) which notes will mature on the two-year
anniversary of the issuance date and will be convertible into shares of Common Stock at a conversion price equal to $38.15 per share (which was automatically reduced to $36.40 per share of Common Stock subsequent to the December 2024 RDO (as defined below) in accordance with the terms of such notes). The Company has received in exchange for the issuance of the Tranche B Notes to the Tranche B Investors an aggregate amount in cash of $22,500,000, excluding fees and expenses payable by the Company. The Company has received from Oramed in consideration for the Tranche B Notes issued to Oramed an exchange and reduction of the principal balance under the Oramed Note (as defined below) of $22,500,000.
As of December 31, 2024, the Company’s negative working capital was $218.1 million, including cash and cash equivalents of approximately $3.3 million. During the year ended December 31, 2024, the Company had operating losses of $83.4 million and cash flows from operations of $19.3 million. The Company had an accumulated deficit of $563.1 million as of December 31, 2024.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures and to service its debt obligations (whether under the Oramed Note, the Tranche B Notes or otherwise) for at least twelve months from the issuance of these consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company’s plans are also dependent upon the success of future sales of ZTlido, ELYXYB and GLOPERBA, among which GLOPERBA is still in the early stages of commercialization.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are issued.